Investment in Associates and Joint Ventures - Summary of Financial Information of Material Associate Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Non-current assets	$ 3,041	$ 2,719	$ 2,461
Current assets	916	1,373	861
Current liabilities	(1,365)	(1,407)	(1,306)
Non-current liabilities	(4,054)	(3,816)	(3,370)
Net assets	(1,465)	(1,131)	(1,354)
Revenue	4,627	4,337	4,075
Profit/(loss) for the period	386	350	$ 535
Barclay associate [member]
Disclosure of associates [line items]
Non-current assets	515	529
Current assets	75	70
Current liabilities	(22)	(17)
Non-current liabilities	(323)	(319)
Net assets	245	263
Revenue	108	103
Profit/(loss) for the period	(17)	(13)
Group's share of loss for the period, including the cost of funding owner returns	(10)	(8)
Barclay associate [member] | Group share of reported net assets at 19.9% [member]
Disclosure of associates [line items]
Net assets	49	52
Adjustments to reflect capitalised costs, and additional rights and obligations under the shareholder agreement	4	7
Carrying amount	$ 53	$ 59